ACQUISITION (Details) (USD $)	Aug. 01, 2011
Assets Acquired:
Inventory.	$ 40,550
Liabilities Assumed:
Accounts payable.	2,733
Due to Healthrite	7,000
Line of credit.	130,488
Total Liabilities Assumed	140,221
Net Liabilities Assumed	$ 99,671